Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Increase (decrease) in adjustment to loss before income tax	$ (5,978,000)	$ (31,258,000)
Provision (benefit) for income tax	$ 2,143,000	$ 220,000
Effective tax rate	(35.90%)	(0.50%)